Acquisitions Divestitures and Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Business Acquisition Plains	Dec. 31, 2011 Business Acquisition Permian Property	Jun. 01, 2011 Business Acquisition Panther	Dec. 31, 2011 Business Acquisition Panther	Dec. 31, 2011 Business Acquisition Williston Property	Apr. 05, 2011 Business Acquisition SandRidge	Dec. 31, 2011 Business Acquisition SandRidge Property	Mar. 31, 2011 Business Acquisition Concho	Dec. 31, 2011 Business Acquisition Concho	Jun. 30, 2012 Business Acquisition Various	Dec. 31, 2011 Business Acquisition Various	Dec. 31, 2011 Business Acquisition Terminated	Dec. 31, 2010 Business Acquisition Element	Dec. 31, 2010 Business Acquisition CrownQuest/Patriot Property	Dec. 31, 2010 Business Acquisition CrownQuest/Element	Dec. 31, 2010 Acquisition of interests in Henry Savings LP and Henry Savings Management LLC	Dec. 31, 2010 Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC	Dec. 31, 2010 Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company	Dec. 31, 2009 Business Acquisition Forest Oil Property
Schedule Of Business Acquisitions And Divestitures [Line Items]
Acquisition closing date								December 15, 2011	November 1, 2011, and November 18, 2011	June 1, 2011	June 1, 2011	May 2, 2011, and May 11, 2011	April 1, 2011 and April 5, 2011	April 1, 2011, and April 5, 2011	March 31, 2011	March 31, 2011				November 16, 2010	October 14, 2010	August 16, 2010	May 27, 2010	April 30, 2010	January 29, 2010	August 31, 2009, and September 30, 2009
Total consideration transferred								$ 544,000,000	$ 110,000,000	$ 224,000,000	$ 223,000,000	$ 153,000,000	$ 239,000,000	$ 239,000,000	$ 192,000,000	$ 194,000,000	$ 67,000,000	$ 38,000,000		$ 118,000,000	$ 260,000,000	$ 95,000,000	$ 323,000,000	$ 327,000,000	$ 151,000,000	$ 114,000,000
Number of acquisitions									2			2		2							2					2
Amount of cash paid to acquire the entity									108,000,000			154,000,000			194,000,000	196,000,000
Amount of payable recorded									2,000,000
Amount of receivable recorded												1,000,000			2,000,000	2,000,000
Acquisition contract price																			95,000,000
Amount of deposit included in cash paid																			9,000,000
Gain or loss on sale of assets and other, net	(36,000)	(977,000)	(1,514,000)	(1,591,000)	(3,516,000)	(6,536,000)	24,598,000
Loss from discontinued operations, net of taxes, total					$ 0	$ 0	$ (2,351,000)